CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Liqtech As and Subsidiaries [Member] Common Stock [Member]	Liqtech As and Subsidiaries [Member] Treasury Stock [Member]	Liqtech As and Subsidiaries [Member] Additional Paid-in Capital [Member]	Liqtech As and Subsidiaries [Member] Retained Earnings [Member]	Liqtech As and Subsidiaries [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Liqtech As and Subsidiaries [Member] Shareholder Receivable [Member]	Liqtech As and Subsidiaries [Member] Noncontrolling Interest [Member]	Liqtech As and Subsidiaries [Member]	Blue Moose Media, Inc [Member] Common Stock [Member]	Blue Moose Media, Inc [Member] Additional Paid-in Capital [Member]	Blue Moose Media, Inc [Member] Deficit Accumulated During Developement Stage [Member]	Blue Moose Media, Inc [Member]	Total
Balance at Jun. 30, 2004												$ 0
Net Loss												(135,149)
Balance at Dec. 31, 2010												(11,149)
Balance at Jul. 01, 2004									0	0	0	0
Balance (in shares) at Jul. 01, 2004									0
Issuance of Common Stock									1,284	17,116	0	18,400
Issuance of Common Stock (in shares)									1,283,500
Net Loss									0	0	(14,511)	(14,511)
Balance at Dec. 31, 2004									1,284	17,116	(14,511)	3,889
Balance (in shares) at Dec. 31, 2004									1,283,500
Issuance of Common Stock									38	15,062	0	15,100
Issuance of Common Stock (in shares)									37,750
Net Loss									0	0	(11,771)	(11,771)
Balance at Dec. 31, 2005									1,322	32,178	(26,282)	7,218
Balance (in shares) at Dec. 31, 2005									1,321,250
Net Loss									0	0	(29,095)	(29,095)
Balance at Dec. 31, 2006									1,322	32,178	(55,377)	(21,877)
Balance (in shares) at Dec. 31, 2006									1,321,250
Issuance of Common Stock									50	50,450		50,500
Issuance of Common Stock (in shares)									50,500
Net Loss									0	0	(11,075)	(11,075)
Balance at Dec. 31, 2007									1,372	82,628	(66,452)	17,548
Balance (in shares) at Dec. 31, 2007									1,371,750
Net Loss									0	0	(14,966)	(14,966)
Balance at Dec. 31, 2008									1,372	82,628	(81,418)	2,582
Balance (in shares) at Dec. 31, 2008	1,560	6							1,371,750
BALANCE at Dec. 31, 2008	291,605	(25,019)	2,185,053	4,044,499	151,377	(100,000)	1,543,128
Issuance of Common Stock									20,000	0	0	20,000
Issuance of Common Stock (in shares)									20,000,000
Stock-based Compensation	0	0	24,481	0	0	0	0
Payment received from Shareholder	0	0	0	0	0	20,000	0
Currency Translation, net	0	0	0	0	36,148	0	39,874	(76,022)
Net Income (Loss)	0	0	0	329,502	0	0	(9,303)	320,199
Net Loss								329,502	0	0	(29,363)	(29,363)	(29,363)
BALANCE at Dec. 31, 2009	291,605	(25,019)	2,209,534	4,374,001	187,525	(80,000)	1,573,699	8,531,345
Balance at Dec. 31, 2009									21,372	82,628	(110,781)	(6,781)	(6,781)
Balance (in shares) at Dec. 31, 2009	1,560	6							21,371,750
Issuance of Common Stock									20,000	0	0	20,000
Issuance of Common Stock (in shares)									20,000,000
Stock-based Compensation	0	0	40,946	0
Currency Translation, net	0	0	0	0	(443,647)	0	(43,045)	486,693
Net Income (Loss)	0	0	0	(6,629)	0	0	(308,503)	(315,132)
Net Loss								(6,629)	0	0	(24,368)	(24,368)	(24,368)
BALANCE at Dec. 31, 2010	291,605	(25,019)	2,250,480	4,367,372	(256,123)	(80,000)	1,222,151	7,770,466					7,770,466
Balance at Dec. 31, 2010									$ 41,372	$ 82,628	$ (135,149)	$ (11,149)
Balance (in shares) at Dec. 31, 2010	1,560	6							41,371,750